UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Grand-Jean Capital Management, Inc.
Address:  One Market - Steuart Tower
          Suite 2600
          San Francisco, CA  94105

Form 13F File Number:    28-11164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Crystal Smolinski
Title:    Chief Compliance Officer
Phone:    (415) 512-8512

Signature, Place and Date of Signing:


________________________
Crystal Smolinski             San Francisco, CA        July __, 2006


Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      432,483 x 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER         TITLE                                                       VOTING AUTH
                       OF                                          INV.   OTHER
                       CLASS CUSIP     VALUE      SHARES    SH/PR  DISC.  MGR
                                       X1000                N
                                                                                SOLE    SHR  NON
                                                                                             E
***Penn West Energy    COMM  70788510  1158       28815     SH     Sole         28815
Trust                        93
Affordable             COMM  8273104   4599       427800    SH     Sole         42780
Residential                                                                     0
Alliancebernstein      COMM  01881G10  375        6129      SH     Sole         6129
Hldg                         6
American Tower Corp    COMM  29912201  8000       257075    SH     Sole         25707
                                                                                5
Arch Capital           COMM  G0450A10  7878       132493    SH     Sole         13249
                             5                                                  3
Bank New York Inc Com  COMM  64057102  219        6809      SH     Sole         6809
Bank of America Corp   COMM  60505104  416        8638      SH     Sole         8638
Berkshire Hathaway Cl  COMM  08467020  2063       678       SH     Sole         678
B Inc.                       7
BP plc                 COMM  05562210  280        4018      SH     Sole         4018
                             4
Brown Forman Corp      COMM  11563720  372        5200      SH     Sole         5200
Class B                      9
Cabot                  COMM  12705510  5865       169900    SH     Sole         16990
                             1                                                  0
Camden Property Trust  COMM  13313110  271        3678      SH     Sole         3678
                             2
Capital Source Inc.    COMM  14055X10  11948      509298    SH     Sole         50929
                             2                                                  8
Cenveo                 COMM  15670S10  2004       111650    SH     Sole         11165
                             5                                                  0
Chesapeake Energy      COMM  16516710  2889       95515     SH     Sole         95515
Corp.                        7
Citigroup Inc.         COMM  17296710  6818       141311    SH     Sole         14131
                             1                                                  1
Comcast Corp Cl A      COMM  20030N20  6524       199015    SH     Sole         19901
Special New                  0                                                  5
Comcast Corp (New)     COMM  20030N10  221        6752      SH     Sole         6752
Class A                      19
Compton Petroleum      COMM  20494010  303188     26520     SH     Sole         26520
                             03
Emerson Electric Co.   COMM  29101110  281        3350      SH     Sole         3350
                             4
Exxon Mobile Corp.     COMM  30231G10  1177       19179     SH     Sole         19179
                             2
Foxhollow Techs Inc    COMM  35166A10  1315       48125     SH     Sole         48125
New                          3
Gartner Inc.           COMM  36665110  1804       127050    SH     Sole         12705
                             72                                                 0
Gastar Exploration     COMM  36729910  1441       602850    SH     Sole         60285
Ltd                          4                                                  0
General Electric       COMM  36960410  7791       236390    SH     Sole         23639
                             3                                                  0
International          COMM  45920010  893        11626     SH     Sole         11626
Business Machines            1
Istar Financial Inc.   COMM  45031U10  8402       222575    SH     Sole         22257
                             1                                                  5
Johnson & Johnson      COMM  47816010  1600       27014     SH     Sole         27014
Common                       4
Liberty Media Holding  COMM  53071M30  4029       48100     SH     Sole         48100
Corp. Ca                     25
Microsoft Inc.         COMM  59491810  3927       168523    SH     Sole         16852
                             4                                                  3
Morgan Stanley         COMM  61744644  4279       67700     SH     Sole         67700
                             86
Oracle Corp            COMM  68389X10  6304       435050    SH     Sole         43505
                             5                                                  0
Pepsico Inc.           COMM  71344810  351        5851      SH     Sole         5851
                             8
Restoration Hardware   COMM  76098110  965        134350    SH     Sole         13435
                             02                                                 0
Safeguard Hlth Ent     COMM  78644420  314        93        SH     Sole         93
New                          8
Southern Union Co      COMM  84403010  7026       259650    SH     Sole         25965
                             6                                                  0
SunCor                 COMM  86722910  3212       39650     SH     Sole         39650
                             66
Tyco Intl. LTD New     COMM  90212410  8085       293996    SH     Sole         29399
                             6                                                  6
Walgreen Company       COMM  93142210  1899       42340     SH     Sole         42340
                             9
Wellsfargo & Co. New   COMM  94974610  431        6424      SH     Sole         6424
Del.                         1
White Mountains        COMM  G9618E10  1869       3838      SH     Sole         3838
Insurance                    75


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